Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy
The compensation committee maintains an equity grant policy, which contains procedures to ensure the integrity and efficiency of our award process and to delegate authority to grant equity awards to certain of our officers. Under the equity grant policy, the compensation committee approves grants to executive officers, employees and consultants under the 2021 Plan. The Board has delegated the authority to our chief executive officer and may, from time to time, delegate authority to other of the Company’s officers, each as a delegate, to grant equity awards to certain eligible recipients, excluding executive officers, under the 2021 Plan.
The grant date for annual awards pursuant to the policy will generally be the fifteenth day of the month following the month that such grants are approved by the compensation committee or a delegate.
In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions and in other special circumstances (“Interim Grants”). Any Interim Grants approved by the compensation committee will generally be granted on the fifteenth day of the month following the month that such Interim Grants are approved by the compensation committee or a delegate, or if later, for a new hire or promotion grant, the date of hire or promotion.
The exercise price of any equity award requiring an exercise price shall be no less than the fair market value (as defined in the 2021 Plan) of our common stock on the grant date.
The compensation committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
The compensation committee maintains an equity grant policy, which contains procedures to ensure the integrity and efficiency of our award process and to delegate authority to grant equity awards to certain of our officers. Under the equity grant policy, the compensation committee approves grants to executive officers, employees and consultants under the 2021 Plan. The Board has delegated the authority to our chief executive officer and may, from time to time, delegate authority to other of the Company’s officers, each as a delegate, to grant equity awards to certain eligible recipients, excluding executive officers, under the 2021 Plan.
The grant date for annual awards pursuant to the policy will generally be the fifteenth day of the month following the month that such grants are approved by the compensation committee or a delegate.
In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions and in other special circumstances (“Interim Grants”). Any Interim Grants approved by the compensation committee will generally be granted on the fifteenth day of the month following the month that such Interim Grants are approved by the compensation committee or a delegate, or if later, for a new hire or promotion grant, the date of hire or promotion.
The exercise price of any equity award requiring an exercise price shall be no less than the fair market value (as defined in the 2021 Plan) of our common stock on the grant date.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The compensation committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false